Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO Managed Accounts Trust
Entity Central Index Key	0001098605
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000013020
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series C
Trading Symbol	FXICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
AssetsNet	$ 1,706,066,000
Holdings Count | Holding	685
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	280.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,706,066
# of Portfolio Holdings	685
Portfolio Turnover Rate	280%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.7%
Corporate Bonds & Notes	48.8%
U.S. Treasury Obligations	19.2%
Asset-Backed Securities	11.1%
Non-Agency Mortgage-Backed Securities	5.9%
Sovereign Issues	4.9%
Preferred Securities	1.5%
Municipal Bonds & Notes	0.7%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(53.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000133198
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series LD
Trading Symbol	FXIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$72	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%	[2]
AssetsNet	$ 53,540,000
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$53,540
# of Portfolio Holdings	373
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Corporate Bonds & Notes	33.8%
Asset-Backed Securities	26.4%
Non-Agency Mortgage-Backed Securities	20.8%
Sovereign Issues	4.3%
U.S. Treasury Obligations	3.0%
Short-Term Instruments	0.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000013019
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series M
Trading Symbol	FXIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[3]
AssetsNet	$ 1,707,968,000
Holdings Count | Holding	1,199
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	304.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,707,968
# of Portfolio Holdings	1,199
Portfolio Turnover Rate	304%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.7%
Corporate Bonds & Notes	37.5%
Asset-Backed Securities	29.8%
Non-Agency Mortgage-Backed Securities	13.2%
U.S. Treasury Obligations	7.2%
Sovereign Issues	1.1%
Preferred Securities	0.8%
Municipal Bonds & Notes	0.7%
Loan Participations and Assignments	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(46.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000013021
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series R
Trading Symbol	FXIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$199	3.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	3.87%	[4]
AssetsNet	$ 159,627,000
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$159,627
# of Portfolio Holdings	449
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	135.5%
U.S. Government Agencies	38.2%
Asset-Backed Securities	9.9%
Sovereign Issues	9.2%
Corporate Bonds & Notes	1.4%
Non-Agency Mortgage-Backed Securities	1.1%
Short-Term Instruments	1.1%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(95.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000114641
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series TE
Trading Symbol	FXIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
AssetsNet	$ 204,498,000
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$204,498
# of Portfolio Holdings	292
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Municipal Bonds & Notes	89.5%
U.S. Government Agencies	4.4%
Corporate Bonds & Notes	0.4%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	6.6%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized